Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
At December 31, 2015, 2014 and 2013 and for the years ended
	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2012	$(284)		$271		$(110)		$5,358		$5,235
Other comprehensive income (loss) before reclassifications	(138)		258		525		2,765		3,410
Amounts reclassified from accumulated OCI	55	[1]	(79)	[2]	30	[3]	(771)	[4]	(765)
Net other comprehensive income (loss)	(83)		179		555		1,994		2,645
Balance as of December 31, 2013	(367)		450		445		7,352		7,880
Other comprehensive income (loss) before reclassifications	(75)		65		260		428		678
Amounts reclassified from accumulated OCI	416	[1]	(16)	[2]	36	[3]	(933)	[4]	(497)
Net other comprehensive income (loss)	341		49		296		(505)		181
Balance as of December 31, 2014	(26)		499		741		6,847		8,061
Other comprehensive income (loss) before reclassifications	(1,172)		-		(763)		45		(1,890)
Amounts reclassified from accumulated OCI	-	[1]	(15)	[2]	38	[3]	(860)	[4]	(837)
Net other comprehensive income (loss)	(1,172)		(15)		(725)		(815)		(2,727)
Balance as of December 31, 2015	$(1,198)		$484		$16		$6,032		$5,334
[1]	Translation (gain) loss reclassifications are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[3]	(Gains) losses are included in interest expense in the consolidated statements of income. See Note 10 for additional information.
[4]	The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income
(see Note 12). Actuarial loss reclassifications related to our equity method investees are included in Other income (expense) - net in the consolidated statements of income.